Asset Retirement Obligations (Reconciliation of Changes in the ARO) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Asset Retirement Obligations [Line Items]
Beginning ARO	$ 0
Asset Retirement Obligation, Liabilities Incurred	2
Ending ARO	17
MarkWest [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Liabilities Assumed	$ 15